POST BALANCE SHEET EVENTS	12 Months Ended
Dec. 31, 2023
POST BALANCE SHEET EVENTS
POST BALANCE SHEET EVENTS

23 Post balance sheet events

On 9 January 2024, the Group completed the acquisition of 100% of the share capital of CartiHeal, the developer of CARTIHEAL◊ AGILI-C◊, a novel sports medicine technology for cartilage regeneration in the knee. The acquisition of this disruptive technology supports our strategy to invest behind our successful Sports Medicine & ENT business unit. Smith+Nephew paid $180m in cash on completion, with up to a further $150m contingent on future financial performance.

This acquisition will be treated as a business combination under IFRS 3-Business Combinations. The provisional value of acquired net tangible assets is not material and is not expected to have material fair value adjustments. The remaining consideration will be allocated between identifiable intangible assets (product-related) and goodwill, with the majority expected to be goodwill representing the control premium, the acquired workforce and the synergies expected from integrating CartiHeal into the Group’s existing business.

In October 2022, US Pension Plan members were notified that Smith & Nephew Inc. (SNI) would begin the termination process for the US Plan. In December 2023, Fidelity & Guaranty Life was selected to take over responsibility for the remaining US Pension Plan obligation and administration upon termination. A premium amount of $245m was paid in cash by the US Plan on 4 January 2024 to settle the annuity purchase agreement with Fidelity & Guaranty Life. Certain active employees and terminated vested participants elected to receive a lump sum in exchange for their plan benefit of $80m. This resulted in $4m of settlement costs which were recognised in 2023, representing the difference between defined benefit obligation (DBO) and the lump sums paid to members in December 2023. A $2m credit will be recorded in 2024 linked to the annuity purchase contract concluded with Fidelity & Guaranty Life on 4 January 2024.